Financial Instruments and Risk Management - Offsetting Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair value of derivative liabilities
Financial Instruments and Risk Management
Gross Liabilities	$ (5,140)	$ (7,118)
Gross Assets Offset	5,069	7,033
Net Amounts Presented	(71)	(85)
Accounts payable
Financial Instruments and Risk Management
Gross Liabilities	(7,210)	(8,966)
Gross Assets Offset	4,632	6,897
Net Amounts Presented	(2,578)	(2,069)
Financial liabilities
Financial Instruments and Risk Management
Gross Liabilities	(12,350)	(16,084)
Gross Assets Offset	9,701	13,930
Net Amounts Presented	$ (2,649)	$ (2,154)